UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended July 31, 2023
2023
BlackRock Annual Report to Shareholders

During the period, economic conditions in the United States were challenging. Throughout the second half of 2022, the unemployment rate trended at low levels into 2023 and remained low at 3.5% as of July 2023. For the first two quarters of 2023, markets were highly focused on the U.S. debt-ceiling negotiations, stresses in the banking sector, and the path of monetary policy. After hitting a high of 9.1% in June 2022 (the largest increase in over 40 years), headline consumer price index (“CPI”) increased slightly to
3.2% in July 2023 (up from 3.0% in June 2023), remaining modest largely due to Fed intervention.
Over the course of eight meetings, the Federal Open Market Committee (the “FOMC”, “Committee”, or “the Fed”), increased the range of the federal funds target rate from
2.25%-2.50% to 5.25%-5.50%. Following the March 2023 banking sector events, and the subsequent rise of the federal funds target rate by 0.25% to a range of 4.75% to
5.00%, in a statement released in conjunction with the March 2023 FOMC meeting, the Committee said it looked to balance inflation along with concerns expressed about
“recent developments” in the U.S. banking system that “are likely to result in tighter credit conditions” and “weigh on economic activity, hiring, and inflation.” The statement also noted that the “U.S. banking system is sound and resilient.”
At the June 2023 meeting, the FOMC left the federal funds target rate unchanged, maintaining the current range of 5.00% to 5.25%. This action represented the first meeting since “liftoff” commenced in March 2022 that no action was taken on the federal funds target rate. In a statement released in conjunction with the June 2023 meeting, the
Committee again noted it “remain[ed] highly attentive to inflation risks” and acknowledged that “tighter credit conditions for households and businesses are likely to weigh on economic activity, hiring and inflation.” After the pause in June 2023, the FOMC resumed its hiking campaign with an increase in the federal funds target rate by 0.25%, to a new range of 5.25 % to 5.50%. This quarter-percentage point rise brought the interest rate to a 22-year high.
In a statement released in conjunction with the July 2023 meeting, the Committee reiterated that “in determining the extent of additional policy firming that may be appropriate”
to reduce inflation to its 2% objective, it will consider various factors including the amount of tightening so far and the lagged effects of monetary policy. The FOMC again noted it will continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the
Federal Reserve’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting. Regarding guidance for future rate hikes, FOMC Chairman Jerome Powell admitted they have come a long way but that “inflation repeatedly has proved stronger than we and other forecasters have expected” and “at some point that may change.”
Powell stressed following the data, but that they can “afford to be a little patient, as well as resolute, as we let this unfold.”
Given insufficient near-term T-bill supply (up until the U.S. debt-ceiling resolution) and uncertainty surrounding the Fed’s hiking path, daily utilization of the Fed’s overnight reverse repurchase agreement (“RRP”) remained high, averaging ~$2.15 trillion per day. At the end of July 2023, the RRP facility held a balance of over $1.82 trillion. The
Secured Overnight Financing Rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— continued to rise as the Fed increased rates. SOFR closed July 2023 at 5.31% and has averaged 4.07% for the term. The 3-month London Inter-bank Offered Rate (“LIBOR”), which started 2023 at
4.78%, trended upward in the first half of the year, ending June at 5.22%. Additionally the 3-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – hit a year-to-date low of -0.05% in March 2023 following news of stressed liquidity in regional banks and averaged 0.18% for the first two quarters of the year. Year-over-year, assets of industry-wide money market mutual funds (“MMFs”) grew by nearly $897 billion. Assets of government, prime, and municipal MMFs grew
$496 billion, $387 billion, and $14 billion, respectively, for the reporting period.
In setting strategy for the remainder of the year, we will look to increase our holdings of longer-term fixed rate investments as we see indications that the Fed is nearing the end of their hiking cycle. The high likelihood of the Fed maintaining rates at higher levels for a longer period of time would also indicate floaters indexed to SOFR still command focus.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of July 31, 2023

Fund Information
BlackRock Liquid Environmentally Aware Fund
Investment Objective
BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,024.20 $ 1.00 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
Bancroft Capital ............................ 1,000.00 1,024.20 0.95 1,000.00 1,023.85 0.95 0.19
Cabrera Capital Markets ...................... 1,000.00 1,024.20 1.00 1,000.00 1,023.80 1.00 0.20
Direct ................................... 1,000.00 1,024.40 0.70 1,000.00 1,024.10 0.70 0.14
Great Pacific .............................. 1,000.00 1,024.20 1.00 1,000.00 1,023.80 1.00 0.20
Mischler Financial Group ...................... 1,000.00 1,024.20 1.00 1,000.00 1,023.80 1.00 0.20
Penserra ................................. 1,000.00 1,024.10 0.95 1,000.00 1,023.85 0.95 0.19
Investor A ................................ 1,000.00 1,022.90 2.26 1,000.00 1,022.56 2.26 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.2 1% 5 . 2 1%
Bancroft Capital ........................... 5 . 2 1 5 . 2 1
Cabrera Capital Markets ..................... 5 . 21 5.2 1
Direct .................................. 5 . 2 7 5 . 2 7
Great Pacific ............................. 5 . 2 1  5 . 2 1
Mischler Financial Group ..................... 5 . 2 1 5 . 2 1
Penserra ............................... 5 . 2 1 5 . 2 1
Investor A ............................... 4. 96 4. 96
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 39.6%
Commercial Paper ................................... 27.7
Certificates of Deposit ................................. 20.2
Time Deposits ...................................... 9.1
Municipal Bonds .................................... 1.2
U.S. Treasury Obligations .............................. 0.8
U.S. Government Sponsored Agency Obligations .............. 0.7
Corporate Bonds .................................... 0.2
Other Assets Less Liabilities ............................ 0.5

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
July 31, 2023
BlackRock Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 3.5%
Bank of America NA
5.50%, 09/01/23 ................. USD 8,000 $ 8,000,803
5.53%, 09/15/23 ................. 6,000 6,000,786
(1-day SOFR + 0.25%), 5.56%, 09/15/23
(a)
6,000 6,000,480
(1-day SOFR + 0.32%), 5.63%, 12/14/23
(a)
4,000 3,999,815
5.75%, 01/09/24 ................. 7,000 6,998,916
5.25%, 01/31/24 ................. 6,000 5,981,553
5.44%, 02/06/24 ................. 3,678 3,669,360
Citibank NA
5.80%, 02/26/24 - 03/04/24 .......... 4,450 4,448,428
45,100,141
Yankee — 16.7%
(b)
Bank of Montreal, Chicago
5.48%, 08/24/23 ................. 6,000 6,000,521
5.82%, 05/28/24 ................. 1,000 998,454
Bank of Nova Scotia (The), Houston
(a)
(1-day SOFR + 0.74%), 6.04%, 08/07/23 . 4,700 4,700,526
(1-day SOFR + 0.49%), 5.79%, 01/26/24 . 3,000 3,001,472
Canadian Imperial Bank of Commerce, New
York
5.60%, 12/01/23 - 03/04/24 .......... 7,000 6,993,301
5.40%, 02/08/24 ................. 3,000 2,993,832
Credit Agricole Corporate & Investment Bank
SA, New York
5.40%, 11/10/23 ................. 4,000 3,996,955
(1-day SOFR + 0.38%), 5.68%, 11/17/23
(a)
5,000 5,002,072
Credit Industriel et Commercial, New York,
5.60%, 11/27/23 ................. 6,000 5,999,870
DZ Bank AG, New York, 5.40%, 11/09/23 ... 4,000 3,997,432
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.40%), 5.71%, 08/17/23 . 8,000 8,001,087
(1-day SOFR + 0.35%), 5.66%, 10/20/23 . 7,000 7,001,479
(1-day SOFR + 0.43%), 5.74%, 01/31/24 . 7,000 6,999,545
MUFG Bank Ltd., New York
5.62%, 11/01/23 ................. 7,500 7,499,818
(1-day SOFR + 0.43%), 5.74%, 11/10/23
(a)
4,000 4,001,443
National Australia Bank Ltd., New York, (1-day
SOFR + 0.40%), 5.70%, 01/12/24
(a)
.... 6,000 6,001,457
Natixis SA, New York
4.29%, 09/08/23 ................. 9,070 9,057,695
5.22%, 10/13/23 ................. 4,500 4,496,157
5.70%, 12/01/23 ................. 3,000 2,999,569
Nordea Bank Abp, New York
(1-day SOFR + 0.45%), 5.75%, 01/18/24
(a)
6,000 6,002,254
5.15%, 02/02/24 ................. 7,000 6,976,958
(1-day SOFR + 0.52%), 5.82%, 04/18/24
(a)
7,000 7,002,498
Oversea-Chinese Banking Corp. Ltd., New York
5.30%, 08/10/23 ................. 8,000 7,999,799
5.47%, 08/30/23 ................. 6,000 6,000,547
5.53%, 09/15/23 ................. 5,000 5,000,395
Royal Bank of Canada, New York, (1-day
SOFR + 0.80%), 6.10%, 10/19/23
(a)
.... 3,000 3,003,688
Standard Chartered Bank, New York
5.21%, 10/31/23 ................. 8,000 7,990,443
(1-day SOFR + 0.52%), 5.82%, 01/02/24
(a)
6,000 6,002,486
Sumitomo Mitsui Trust Bank Ltd., New York
(a)
(1-day SOFR + 0.31%), 5.61%, 08/08/23 . 9,500 9,500,422
(1-day SOFR + 0.18%), 5.48%, 08/25/23 . 12,000 12,000,488
(1-day SOFR + 0.32%), 5.62%, 09/08/23 -
10/05/23 .................... 11,000 11,002,086
(1-day SOFR + 0.33%), 5.63%, 09/19/23 . 3,000 3,000,647
Swedbank AB, New York, 5.60%, 12/01/23 .. 5,000 4,998,344
Security
Par (000)
Par (000) Value
Yankee (continued)
Toronto -Dominion Bank, New York
5.27%, 01/24/24 ................. USD 6,000 $ 5,983,183
(1-day SOFR + 0.50%), 5.81%, 01/29/24
(a)
4,000 4,001,736
5.82%, 05/24/24 ................. 5,000 4,993,762
Westpac Banking Corp., New York, (1-day
SOFR + 0.59%), 5.89%, 05/22/24
(a)
.... 4,000 4,001,485
215,203,906
Total Certificates of Deposit — 20.2%
(Cost: $260,397,728) ............................. 260,304,047
Commercial Paper
Albion Capital Corp. SA, 5.52%
,
08/21/23
(c)
. 15,081 15,033,301
Antalis SA, 5.43%
,
08/01/23
(c)
.......... 6,000 5,999,108
ANZ New Zealand Int'l Ltd., 5.50%
,
11/09/23
(c)
5,000 4,925,050
Australia & New Zealand Banking Group Ltd.
5.50%, 11/08/23
(c)
................ 10,000 9,851,639
5.59%, 12/08/23
(c)
................ 4,000 3,921,942
(1-day SOFR + 0.50%), 5.80%, 04/02/24
(a)
2,500 2,500,331
Bank of Nova Scotia (The), (1-day SOFR +
0.66%), 5.96%
,
08/18/23
(a)
.......... 10,000 10,002,475
Barclays Bank plc, 5.34%
,
08/01/23
(c)
..... 25,000 24,996,343
BNZ International Funding Ltd., (1-day SOFR +
0.40%), 5.46%
,
10/27/23
(a)(d)
......... 7,000 7,001,202
BPCE SA
(1-day SOFR + 0.37%), 5.67%, 10/31/23
(a)
3,000 3,000,524
5.75%, 12/07/23
(c)
................ 5,000 4,900,347
Chariot Funding LLC
(c)
5.42%, 08/09/23 ................. 11,000 10,985,309
5.48%, 09/05/23 ................. 14,000 13,924,680
Columbia Funding Co. LLC
(c)
5.40%, 08/02/23 ................. 7,000 6,997,929
5.50%, 09/12/23 ................. 8,000 7,948,476
Commonwealth Bank of Australia, 5.40%
,
02/16/24
(d)
..................... 13,000 12,981,816
DBS Bank Ltd., 5.40%
,
08/21/23
(c)
....... 5,000 4,984,507
DZ Bank AG, 5.32%
,
08/01/23
(c)
......... 7,000 6,998,980
Gotham Funding Corp., 5.64%
,
11/02/23
(c)
.. 3,000 2,957,058
HAT Holdings I LLC, 5.39%
,
08/30/23
(c)
.... 9,000 8,959,338
HSBC Bank plc, (1-day SOFR + 0.42%),
5.73%
,
01/26/24
(a)
................ 3,000 3,000,022
ING US Funding LLC, 5.64%
,
11/08/23
(c)
... 5,000 4,923,875
Lloyds Bank plc
(c)
5.45%, 09/01/23 ................. 4,000 3,980,988
5.64%, 10/10/23 ................. 8,000 7,913,191
5.67%, 10/19/23 ................. 6,000 5,926,400
Mackinac Funding Co. LLC
(c)
5.42%, 08/07/23 ................. 9,000 8,990,655
5.48%, 08/21/23 ................. 17,500 17,444,998
Macquarie Bank Ltd.
(1-day SOFR + 0.30%), 5.61%, 08/30/23
(a)
9,000 9,001,116
5.59%, 10/23/23
(c)
................ 7,000 6,911,114
5.63%, 11/06/23
(c)
................ 2,580 2,541,561
5.90%, 02/12/24
(c)
................ 3,000 2,907,652
Matchpoint Finance plc, 5.43%
,
08/03/23
(c)
.. 7,000 6,996,879
National Australia Bank Ltd.
(a)
(1-day SOFR + 0.48%), 5.78%, 02/02/24 7,000 7,003,902
(1-day SOFR + 0.50%), 5.80%, 04/12/24 3,000 3,001,256
National Bank of Canada, 5.42%
,
08/23/23
(c)
7,000 6,976,190
Old Line Funding LLC
5.71%, 11/17/23
(c)
................ 8,000 7,865,857
(1-day SOFR + 0.38%), 5.69%, 01/08/24
(a)(d)
8,000 7,998,913
PSP Capital, Inc., 5.40%
,
08/17/23
(c)(d)
..... 5,700 5,685,710

Schedule of Investments
(continued)
July 31, 2023
BlackRock Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Royal Bank of Canada
(a)
(1-day SOFR + 0.72%), 6.02%, 12/07/23 USD 8,000 $ 8,011,386
(1-day SOFR + 0.60%), 5.90%, 05/23/24 7,000 7,003,318
Swedbank AB, (1-day SOFR + 0.27%), 5.57%
,
09/01/23
(a)
..................... 5,000 5,000,532
Toyota Finance Australia Ltd., 5.42%
,
08/21/23
(c)
..................... 5,000 4,984,466
UBS AG
5.60%, 10/16/23
(c)
................ 5,000 4,941,662
(1-day SOFR + 0.28%), 5.62%, 12/01/23
(a)(d)
4,000 3,999,436
Versailles Commercial Paper LLC, 5.82%
,
01/02/24
(c)(d)
.................... 6,500 6,343,362
Victory Receivables Corp.
(c)
5.52%, 09/14/23 ................. 13,000 12,912,169
5.61%, 10/11/23 ................. 7,000 6,923,420
Westpac Banking Corp.
(a)
(1-day SOFR + 0.50%), 5.80%, 04/19/24 4,000 4,000,507
(1-day SOFR + 0.52%), 5.82%, 04/19/24 3,500 3,500,954
Total Commercial Paper — 27.7%
(Cost: $355,630,831) ............................. 355,561,846
Corporate Bonds
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.38%), 5.70%, 02/22/24
(a)
.......... 2,270 2,270,652
Total Corporate Bonds — 0.2%
(Cost: $2,270,000) .............................. 2,270,652
Municipal Bonds
(e)
Colorado — 0.8%
Colorado Housing & Finance Authority , Series
2021C-2, RB , VRDN (Federal Home Loan
Bank SBPA) , 5.35%, 08/07/23 ........ 4,935 4,935,000
Colorado Housing & Finance Authority , Series
2021M-2, RB , VRDN (Barclays Bank plc
SBPA) , 5.33%, 08/07/23 ............ 5,370 5,370,000
10,305,000
Other — 0.4%
(d)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 5.44%, 08/07/23 2,070 2,070,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 5.60%, 09/04/23 3,400 3,400,000
5,470,000
Total Municipal Bonds — 1.2%
(Cost: $15,775,000) .............................. 15,775,000
Security
Par (000)
Pa r (000) Value
Time Deposits
Canadian Imperial Bank of Commerce,
5.31%, 08/01/23 ................. USD 10,000 $ 10,000,000
Credit Agricole Corporate & Investment Bank
SA, 5.30%, 08/01/23 .............. 10,889 10,889,000
Mizuho Bank Ltd., 5.32%, 08/01/23 ....... 13,000 13,000,000
Royal Bank of Canada, 5.32%, 08/01/23 ... 31,000 31,000,000
Skandinaviska Enskilda Banken AB,
5.32%, 08/01/23 ................. 37,000 37,000,000
Svenska Handelsbanken AB, 5.30%, 08/01/23 15,000 15,000,000
Total Time Deposits — 9.1%
(Cost: $116,889,000) ............................. 116,889,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.7%
United States International Development
Finance Corp. Variable Rate Notes
(3-mo. Treasury Bill Rate + 0.00%),
5.40% ,  08/07/23
(a)
.............. 8,577 8,577,381
Total U.S. Government Sponsored Agency Obligations — 0.7%
(Cost: $8,577,381) .............................. 8,577,381
U.S. Treasury Obligations
U.S. Treasury Bills , 5.33%, 10/19/23
(c)
..... 3,000 2,965,347
U.S. Treasury Notes
(a)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.33%, 01/31/24 ..... 6,500 6,500,826
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.51%, 04/30/25 .... 1,000 1,001,108
Total U.S. Treasury Obligations — 0.8%
(Cost: $10,469,074) .............................. 10,467,281
Total Repurchase Agreements — 39.6%
(Cost: $510,000,000) ............................. 510,000,000
Total Investments — 99.5%
(Cost: $1,280,009,014 )
(g)
.......................... 1,279,845,207
Other Assets Less Liabilities — 0.5% ................... 6,792,042
Net Assets — 100.0% ..............................
$ 1,286,637,249
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)
Cost for U.S. federal income tax purposes.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Liquid Environmentally Aware Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.30% 07/31/23 08/01/23 $ 35,000 $ 35,000 $ 35,005,153
U.S. Treasury
Obligations, 0.38% to
1.75%, due 12/31/24 to
01/31/26 ......... $ 37,606,200 $ 35,700,021
$ – $ –
BMO Capital Markets
Corp. .......... 5.30 07/31/23 08/01/23 120,000 120,000 120,017,667
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
09/25/23 to 06/20/72 8,837,464,340 125,851,687
$ – $ –
Citigroup Global Markets,
Inc. ........... 5.30 07/31/23 08/01/23 105,000 105,000 105,015,458
U.S. Treasury
Obligations, 0.38% to
1.50%, due 02/15/25 to
04/30/25 ......... 115,100,900 107,100,057
$ – $ –
Goldman Sachs & Co.
LLC ........... 5.30 07/31/23 08/01/23 100,000 100,000 100,014,722
U.S. Government
Sponsored Agency
Obligations, 2.45% to
6.00%, due 06/20/28 to
10/15/59 ......... 543,164,095 102,000,000
$ – $ –
JP Morgan Securities
LLC ........... 5.30 07/31/23 08/01/23 150,000 150,000 150,022,083
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 02/20/38 to
05/20/53 ......... 239,055,142 153,000,001
$ – $ –
$ 510,000 $ 523,651,766
$ – $ –
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 260,304,047 $ — $ 260,304,047
Commercial Paper ....................................... — 355,561,846 — 355,561,846
Corporate Bonds ........................................ — 2,270,652 — 2,270,652
Municipal Bonds ......................................... — 15,775,000 — 15,775,000
Repurchase Agreements ................................... — 510,000,000 — 510,000,000
Time Deposits .......................................... — 116,889,000 — 116,889,000
U.S. Government Sponsored Agency Obligations ................... — 8,577,381 — 8,577,381
U.S. Treasury Obligations ................................... — 10,467,281 — 10,467,281
$ — $ 1,279,845,207 $ — $ 1,279,845,207

Statement of Assets and Liabilities
July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 769,845,207
Cash ............................................................................................................. 13,148,850
Repurchase agreements, at value
(b)
......................................................................................... 510,000,000
Receivables: –
Capital shares sold ................................................................................................... 1,894,741
Interest — unaffiliated ................................................................................................. 3,708,314
From the Manager ................................................................................................... 92,786
Prepaid expenses ..................................................................................................... 129,138
Total assets .........................................................................................................
1,298,819,036
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 8,961,068
Administration fees ................................................................................................... 69,761
Capital shares redeemed ............................................................................................... 887,558
Income dividend distributions ............................................................................................ 1,921,405
Investment advisory fees .............................................................................................. 108,455
Trustees' and Officer's fees ............................................................................................. 1,890
Professional fees .................................................................................................... 89,511
Service fees ....................................................................................................... 181
Other accrued expenses ............................................................................................... 141,958
Total liabilities ........................................................................................................
12,181,787
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,286,637,249
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,286,774,377
Accumulated loss ..................................................................................................... (137,128)
NET ASSETS ........................................................................................................
$ 1,286,637,249
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 770,009,014
(b)
  Repurchase agreements, at cost ......................................................................................... $ 510,000,000

Statement of Assets and Liabilities
(continued)
July 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 495,968,095
Shares outstanding ..................................................................................................
495,917,234
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Bancroft Capital
Net assets .........................................................................................................
$ 52,227
Shares outstanding ..................................................................................................
52,221
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Cabrera Capital Markets
Net assets .........................................................................................................
$ 180,312
Shares outstanding ..................................................................................................
180,293
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Direct
Net assets .........................................................................................................
$ 763,958,613
Shares outstanding ..................................................................................................
763,848,958
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Great Pacific
Net assets .........................................................................................................
$ 499,593
Shares outstanding ..................................................................................................
499,544
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Mischler Financial Group
Net assets .........................................................................................................
$ 25,046,056
Shares outstanding ..................................................................................................
25,042,226
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Penserra
Net assets .........................................................................................................
$ 52,236
Shares outstanding ..................................................................................................
52,230
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 880,117
Shares outstanding ..................................................................................................
879,983
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
Year Ended July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 52,137,033
Total investment income .................................................................................................
52,137,033
EXPENSES
Investment advisory .................................................................................................. 1,202,211
Administration — class specific .......................................................................................... 747,475
Registration ....................................................................................................... 151,902
Professional ....................................................................................................... 141,792
Printing and postage ................................................................................................. 122,288
Accounting services .................................................................................................. 73,989
Custodian ......................................................................................................... 32,118
Trustees and Officer .................................................................................................. 16,856
Service — class specific ............................................................................................... 2,031
Transfer agent — class specific .......................................................................................... 1,866
Miscellaneous ...................................................................................................... 85,286
Total expenses .......................................................................................................
2,577,814
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (624,233)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (1,866)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,951,715
Net investment income ..................................................................................................
50,185,318
REALIZED AND UNREALIZED GAIN (LOSS) $ 490,394
Net realized gain from investments ........................................................................................ 256
Net change in unrealized appreciation on investments ........................................................................... 490,138
Net realized and unrealized gain ...........................................................................................
490,394
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 50,675,712

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 50,185,318  $ 3,843,473
Net realized gain .................................................................................. 256  888
Net change in unrealized appreciation (depreciation) .......................................................... 490,138  (769,454)
Net increase in net assets resulting from operations ............................................................. 50,675,712  3,074,907
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (18,216,907) (771,564)
  Bancroft Capital .................................................................................. (2,085) (156)
  Cabrera Capital Markets ............................................................................ (5,208) (156)
  Direct ......................................................................................... (31,049,277) (3,160,019)
  Great Pacific .................................................................................... (14,407) (132)
  Mischler Financial Group ............................................................................ (861,956) (54,426)
  Penserra ...................................................................................... (2,086) (149)
  Investor A ...................................................................................... (33,430) (696)
Decrease in net assets resulting from distributions to shareholders ................................................... (50,185,356) (3,987,298)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 184,636,825  (113,517,566)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 185,127,181  (114,429,957)
Beginning of year .................................................................................... 1,101,510,068  1,215,940,025
End of year ........................................................................................
$ 1,286,637,249  $ 1,101,510,068
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
2
BlackRock Liquid Environmentally Aware Fund
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ...........................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
...................................
0.0430  0.0032  0.0005  0.0116  0.0072
Net realized and unrealized gain (loss) ..........................
(0.0018)
(c)
(0.0008) (0.0003) 0.0021  0.0002
Net increase from investment operations .......................... 0.0412  0.0024  0.0002  0.0137  0.0074
Distributions
(d)
– – – – –
From net investment income ................................
(0.0408) (0.0032) (0.0006) (0.0128) (0.0073)
From net realized gain .....................................
—  —  (0.0001) (0.0000)
(e)
—
Total distributions ......................................... (0.0408) (0.0032) (0.0007) (0.0128) (0.0073)
Net asset value, end of period ................................ $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — —
Based on net asset value .................................... 4.20% 0.24% 0.02% 1.38% 0.75%
(g)
Ratios to Average Net Assets
Total expenses ...........................................
0.25% 0.26% 0.24% 0.28% 0.30%
(h)(i)
Total expenses after fees waived and/or reimbursed ..................
0.20% 0.16% 0.17% 0.21% 0.19%
(h)
Net investment income .....................................
4.30% 0.32% 0.05% 1.16% 2.30%
(h)
Supplemental Data
Net assets, end of period (000) ................................ $ 495,968  $ 240,465  $ 322,578  $ 227,698  $ 65,788
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
(i)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Environmentally
Aware Fund
Bancroft Capital
Year Ended
07/31/23
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0004
Net investment income
(b)
................................................................................
0.0409  0.0030
Net realized and unrealized gain (loss) .......................................................................
0.0003  (0.0006)
Net increase from investment operations ....................................................................... 0.0412  0.0024
Distributions from net investment income
(c)
................................................................... (0.0408) (0.0031)
Net asset value, end of period ............................................................................. $ 1.0001  $ 0.9997
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.20% 0.24%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.32% 0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20% 0.18%
(f)
Net investment income ..................................................................................
4.09% 0.40%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 52  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Cabrera Capital Markets
Year Ended
07/31/23
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0004
Net investment income
(b)
................................................................................
0.0452  0.0030
Net realized and unrealized loss ...........................................................................
(0.0040)
(c)
(0.0006)
Net increase from investment operations ....................................................................... 0.0412  0.0024
Distributions from net investment income
(d)
................................................................... (0.0408) (0.0031)
Net asset value, end of period ............................................................................. $ 1.0001  $ 0.9997
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.20% 0.24%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.28% 0.32%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20% 0.18%
(g)
Net investment income ..................................................................................
4.52% 0.40%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 180  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Environmentally Aware Fund
Direct
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ..........................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
..................................
0.0410  0.0034  0.0010  0.0125  0.0076
Net realized and unrealized gain (loss) .........................
0.0008  (0.0007) (0.0005) 0.0021  0.0001
Net increase from investment operations ......................... 0.0418  0.0027  0.0005  0.0146  0.0077
Distributions
(c)
– – – – –
From net investment income ...............................
(0.0414) (0.0035) (0.0009) (0.0137) (0.0076)
From net realized gain ....................................
—  —  (0.0001) (0.0000)
(d)
—
Total distributions ........................................ (0.0414) (0.0035) (0.0010) (0.0137) (0.0076)
Net asset value, end of period ............................... $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value ................................... 4.26% 0.27% 0.06% 1.47% 0.78%
(f)
Ratios to Average Net Assets
Total expenses ..........................................
0.19% 0.19% 0.18% 0.19% 0.22%
(g)(h)
Total expenses after fees waived and/or reimbursed .................
0.14% 0.13% 0.14% 0.12% 0.09%
(g)
Net investment income ....................................
4.10% 0.34% 0.10% 1.25% 2.45%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 763,959  $ 850,305  $ 893,026  $ 886,881  $ 333,890
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Great Pacific
Year Ended
07/31/23
Period from
05/02/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9996  $ 0.9996
Net investment income
(b)
................................................................................
0.0464  0.0026
Net realized and unrealized loss ...........................................................................
(0.0051)
(c)
0.0000
(d)
Net increase from investment operations ....................................................................... 0.0413  0.0026
Distributions from net investment income
(e)
................................................................... (0.0408) (0.0026)
Net asset value, end of period ............................................................................. $ 1.0001  $ 0.9996
Total Return
(f)
— —
Based on net asset value ................................................................................. 4.21% 0.26%
(g)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.27% 0.27%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20% 0.20%
(h)
Net investment income ..................................................................................
4.64% 1.06%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 500  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is less than $0.00005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Environmentally Aware Fund
Mischler Financial Group
Year Ended
07/31/23
Year Ended
07/31/22
Period from
05/20/21
(a)
to 07/31/21
Net asset value, beginning of period ........................................................
$ 0.9997  $ 1.0005  $ 1.0005
Net investment income
(b)
................................................................
0.0442  0.0027  0.0000
(c)
Net realized and unrealized loss ...........................................................
(0.0029)
(d)
(0.0003) 0.0000
(c)(d)
Net increase from investment operations ....................................................... 0.0413  0.0024  0.0000
Distributions from net investment income
(e)
................................................... (0.0408) (0.0032) (0.0000)
(f)
Net asset value, end of period ............................................................. $ 1.0002  $ 0.9997  $ 1.0005
Total Return
(g)
— — —
Based on net asset value ................................................................. 4.21% 0.24% 0.00%
(h)(i)
Ratios to Average Net Assets
Total expenses ........................................................................
0.25% 0.25% 0.26%
(j)
Total expenses after fees waived and/or reimbursed ...............................................
0.20% 0.17% 0.14%
(j)
Net investment income ..................................................................
4.42% 0.27% 0.02%
(j)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 25,046  $ 10,023  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.00005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Amount is less than 0.005%.
(j)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Penserra
Year Ended
07/31/23
Period from
01/21/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0001
Net investment income
(b)
................................................................................
0.0409  0.0030
Net realized and unrealized gain (loss) .......................................................................
0.0003  (0.0004)
Net increase from investment operations ....................................................................... 0.0412  0.0026
Distributions from net investment income
(c)
................................................................... (0.0408) (0.0030)
Net asset value, end of period ............................................................................. $ 1.0001  $ 0.9997
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.20% 0.26%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.33% 0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20% 0.19%
(f)
Net investment income ..................................................................................
4.09% 0.57%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 52  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Environmentally Aware Fund
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ..........................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
..................................
0.0411  0.0024  0.0004  0.0098  0.0066
Net realized and unrealized gain (loss) .........................
(0.0023)
(c)
(0.0008) (0.0004) 0.0015  0.0001
Net increase from investment operations ......................... 0.0388  0.0016  0.0000  0.0113  0.0067
Distributions
(d)
– – – – –
From net investment income ...............................
(0.0383) (0.0024) (0.0004) (0.0104) (0.0066)
From net realized gain ....................................
—  —  (0.0001) (0.0000)
(e)
—
Total distributions ........................................ (0.0383) (0.0024) (0.0005) (0.0104) (0.0066)
Net asset value, end of period ............................... $ 1.0002  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — —
Based on net asset value ................................... 3.95% 0.16% 0.00%
(g)
1.13% 0.67%
(h)
Ratios to Average Net Assets
Total expenses ..........................................
0.55% 0.63% 0.61% 0.56% 0.58%
(i)(j)
Total expenses after fees waived and/or reimbursed .................
0.45% 0.25% 0.19% 0.45% 0.44%
(i)
Net investment income ....................................
4.11% 0.24% 0.04% 0.98% 2.10%
(i)
Supplemental Data
Net assets, end of period (000) ............................... $ 880  $ 518  $ 286  $ 351  $ 252
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Amount is less than 0.005%.
(h)
Not annualized.
(i)
Annualized.
(j)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Bancroft Capital Shares are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are only available to clients of Great Pacific Securities and its affiliates. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor
A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional
Shares of the Fund.
(b)
If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
(c)
If you are no longer a client of Great Pacific Securities LLC, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional
Shares of the Fund.
(d)
If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
(e)
If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the
Fund.
The Fund prices and transacts its shares at a net asset value ("NAV") per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional ............................................... No No None
Bancroft Capital ............................................. No No None
(a)
Cabrera Capital Markets ....................................... No No None
(b)
Direct ................................................... No No None
Great Pacific ............................................... No No None
(c)
Mischler Financial Group ....................................... No No None
(d)
Penserra ................................................. No No None
(e)
Investor A ................................................ No No None

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result,

Notes to Financial Statements
(continued)

Notes to Financial Statements
one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund's net assets.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “sub-adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25 % based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2023, the class specific service fees borne directly by Investor A Shares were $2,031.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares, Mischler
Financial Group Shares, Penserra Shares and Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the year ended July 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.
For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous
Other Expenses (“expense limitation”) through June 30, 2033. Miscellaneous other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.00% for the Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares,
Direct Shares, Great Pacific Shares, Mischler Financial Group Shares, Penserra Shares and Investor A Shares.
For the year, the Manager waived and/or reimbursed $624,233, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as transfer agent fees waived and/or reimbursed by the Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Administration fees -
class specific ...... $ 423,477 $ 51 $ 116 $ 303,157 $ 311 $ 19,500 $ 51 $ 812 $ 747,475
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Transfer agent fees -
class specific ...... $ 1,111 $ 34 $ 34 $ 125 $ 42 $ 62 $ 38 $ 420 $ 1,866

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For the year ended July 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional ....................................................................................................... $ 1,111
Bancroft Capital .................................................................................................... 34
Cabrera Capital Markets .............................................................................................. 34
Direct ........................................................................................................... 125
Great Pacific ...................................................................................................... 42
Mischler Financial Group .............................................................................................. 62
Penserra ........................................................................................................ 38
Investor A ........................................................................................................ 420
$ 1,866
Fund Name
Year Ended
07/31/23
Year Ended
07/31/22
Liquid Environmentally Aware Fund
Ordinary income ........................................................................................... $ 50,185,356 $ 3,987,298
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses) Total
Liquid Environmentally Aware Fund .......................................................... $ 26,679 $ (163,807) $ (137,128)

Notes to Financial Statements
(continued)

Notes to Financial Statements
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to temporarily suspend redemptions, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds.
These changes will be implemented over the next approximately 12 months depending on the change and may affect the Fund’s operations and return potential.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class were as follows:
(a)
Commenced operations on October 29, 2021.
(b)
Commenced operations on May 2, 2022.
(c)
Commenced operations on January 21, 2022.
As of July 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Liquid Environmentally Aware Fund
Institutional
Shares sold .............................................
683,802,939 $ 683,886,009 297,813,139 $ 297,831,196
Shares issued in reinvestment of distributions ........................
16,256,834 16,258,908 676,175 675,963
Shares redeemed .........................................
(444,693,659) (444,767,864) (380,362,815) (380,454,380)
255,366,114 $ 255,377,053 (81,873,501) $ (81,947,221)
Bancroft Capital
(a)
Shares sold .............................................
— $ — 49,980 $ 50,000
Shares issued in reinvestment of distributions ........................
2,085 2,085 156 156
2,085 $ 2,085 50,136 $ 50,156
Cabrera Capital Markets
(a)
Shares sold .............................................
124,949 $ 124,994 49,980 $ 50,000
Shares issued in reinvestment of distributions ........................
5,208 5,208 156 156
130,157 $ 130,202 50,136 $ 50,156
Direct
Shares sold .............................................
36,040,097 $ 36,043,282 107,102,532 $ 107,072,975
Shares issued in reinvestment of distributions ........................
22,287,855 22,291,117 2,046,033 2,045,505
Shares redeemed .........................................
(145,055,297) (145,042,582) (151,166,655) (151,114,162)
(86,727,345) $ (86,708,183) (42,018,090) $ (41,995,682)
Great Pacific
(b)
Shares sold .............................................
434,985 $ 435,001 50,020 $ 50,000
Shares issued in reinvestment of distributions ........................
14,407 14,407 132 132
449,392 $ 449,408 50,152 $ 50,132
Mischler Financial Group
Shares sold .............................................
24,990,003 $ 25,000,000 24,980,017 $ 24,993,128
Shares issued in reinvestment of distributions ........................
2,086 2,086 160 160
Shares redeemed .........................................
(9,975,515) (9,979,653) (15,004,502) (15,000,382)
15,016,574 $ 15,022,433 9,975,675 $ 9,992,906
Penserra
(c)
Shares sold .............................................
— $ — 49,995 $ 50,000
Shares issued in reinvestment of distributions ........................
2,086 2,086 149 149
2,086 $ 2,086 50,144 $ 50,149
Investor A
Shares sold and automatic conversion of shares ......................
1,292,480 $ 1,292,316 257,071 $ 256,995
Shares issued in reinvestment of distributions ........................
23,398 23,398 98 98
Shares redeemed .........................................
(953,833) (953,973) (25,240) (25,255)
362,045 $ 361,741 231,929 $ 231,838
184,601,108 $ 184,636,825 (113,483,419) $ (113,517,566)
Institutional ....................................................................................................... 253,456
Direct ........................................................................................................... 149,489,999
Investor A ........................................................................................................ 253,048

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Liquid Environmentally Aware Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Liquid Environmentally Aware Fund of BlackRock Funds
SM
(the “Fund”), including the
schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from April 8, 2019 (commencement of operations) through
July 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 8, 2019 (commencement of operations) through July 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
Fund Name Federal Obligation Interest
Liquid Environmentally Aware Fund ...................................................................................... $ 883,006
Fund Name Interest Dividends
Liquid Environmentally Aware Fund ...................................................................................... $ 50,185,318
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
Liquid Environmentally Aware Fund ................................................................... $ 50,185,318 $ 888

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the
“April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Liquid Environmentally Aware Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2023
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted
Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 169 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 169 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College from 2006 to 2023;
Chief Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 169 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 169 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 169 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 169 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 169 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 169 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 169 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 169 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President (Since 2022) Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The  BlackRock Liquid Environmentally Aware Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
LEAF-7/23-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Environmentally Aware Fund	$28,356	$27,234	$4,000	$4,044	$9,900	$9,500	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2098,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Environmentally Aware Fund	$14,307	$13,975

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     _/s/ John M. Perlowski________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     __/s/ John M. Perlowski_______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 22, 2023

By:     __/s/ Trent Walker____________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: September 22, 2023